Deposits, prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Deposits Prepayments And Other Current Assets
Schedule of deposits prepaid expenses and other current assets

	December 31, 2024	December 31, 2025	December 31, 2025
	S$’000	S$’000	US$’000

Deposits	214	19,232	14,956
Prepayments	2,161	97	75
Other receivables	143	11,138	8,662
Provision for expired credits	140	185	144

	2,658	30,652	23,837